Financial Obligations - Schedule of Financial Obligations (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Short -term promissory notes
Total		S/ 1,412,155	S/ 1,493,191
Maturity
Current		532,346	458,346
Non-current		879,809	1,034,845
Total maturity		1,412,155	1,493,191
Short -term promissory notes [Member]
Short -term promissory notes
Short -term promissory notes, Current		377,200	303,200
Senior notes [Member]
Short -term promissory notes
Long -term promissory notes, Current		S/ 569,414	569,303
Senior notes [Member] | February 1, 2029 [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.69%
Maturity	[1]	February 1, 2029
Long -term promissory notes, Current	[1]	S/ 259,810	259,748
Senior notes [Member] | February 1, 2034 [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.84%
Maturity	[1]	February 1, 2034
Long -term promissory notes, Current	[1]	S/ 309,604	309,555
Short and long-term Corporate Loan [Member]
Short -term promissory notes
Short and long-term Corporate Loan		S/ 465,541	620,688
Banco GNB Perú [Member] | January 8, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		5.00%
Maturity		January 8, 2026
Short -term promissory notes, Current		S/ 19,000
Banco GNB Perú [Member] | November 17, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.88%
Maturity		November 17, 2025
Short -term promissory notes, Current			38,000
Interbank [Member] | January 8, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		5.07%
Maturity		January 8, 2026
Short -term promissory notes, Current		S/ 57,000
Interbank [Member] | February 15, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.92%
Maturity		February 15, 2026
Short -term promissory notes, Current		S/ 38,000
Scotiabank [Member] | March 5, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.70%
Maturity		March 5, 2026
Short -term promissory notes, Current		S/ 37,200
Scotiabank [Member] | March 10, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		5.94%
Maturity		March 10, 2025
Short -term promissory notes, Current			37,200
Scotiabank [Member] | Short and long-term Corporate Loan [Member] | December 1,2028 [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	5.82%
Maturity	[2]	December 1,2028
Short and long-term Corporate Loan	[2]	S/ 232,770	310,344
Banco de Crédito del Perú [Member] | May 22, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.82%
Maturity		May 22, 2026
Short -term promissory notes, Current		S/ 36,000
Banco de Crédito del Perú [Member] | November 12, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.72%
Maturity		November 12, 2026
Short -term promissory notes, Current		S/ 38,000
Banco de Crédito del Perú [Member] | November 26, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.58%
Maturity		November 26, 2026
Short -term promissory notes, Current		S/ 38,000
Banco de Crédito del Perú [Member] | November 30, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.53%
Maturity		November 30, 2026
Short -term promissory notes, Current		S/ 76,000
Banco de Crédito del Perú [Member] | January 13, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.51%
Maturity		January 13, 2025
Short -term promissory notes, Current			38,000
Banco de Crédito del Perú [Member] | January 16, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.51%
Maturity		January 16, 2025
Short -term promissory notes, Current			38,000
Banco de Crédito del Perú [Member] | February 21, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.35%
Maturity		February 21, 2025
Short -term promissory notes, Current			38,000
Banco de Crédito del Perú [Member] | November 24, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.85%
Maturity		November 24, 2025
Short -term promissory notes, Current			38,000
Banco de Crédito del Perú [Member] | December 5, 2025 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.85%
Maturity		December 5, 2025
Short -term promissory notes, Current			76,000
Banco de Crédito del Perú [Member] | Short and long-term Corporate Loan [Member] | December 1,2028 [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	5.82%
Maturity	[2]	December 1,2028
Short and long-term Corporate Loan	[2]	S/ 232,771	310,344
BBVA Perú [Member] | November 24, 2026 [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.64%
Maturity		November 24, 2026
Short -term promissory notes, Current		S/ 38,000

[1]	Senior Notes- (b.1) Senior Notes On January 31, 2019, senior notes were issued in soles for S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; 15 years bonds for S/310,000,000 at a rate of 6.844 percent per year. The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C. (b.2) Financial covenants The corporate bond contracts have the following covenants to limiting the incurring of indebtedness for the Company and its collateral subsidiaries, which are measured prior to the following transactions: issuance of debt or equity instruments, merger with another company or disposition or rental of significant assets. The covenants are the following: - A fixed charge covenant ratio of at least 2.5 to 1. - A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1. As of December 31, 2025 and 2024, these covenants have not been activated because no situation has occurred that requires their measurement, as indicated in the previous paragraph. For the years ended December 31, 2025, 2024 and 2023, senior notes generated interest that have been recognized in the consolidated statement of profit or loss for S/38,603,000, S/38,603,000 and S/38,690,000, respectively, see note 22.
[2]	Medium-term Corporate Loan under “Club Deal” modality: On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace/availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent. As part of the loan conditions, the Company assumed the following obligations: I. Comply with the following financial covenants: a. Debt Ratio (Financial Debt / EBITDA) <= 3.50x b. Debt Service Coverage Ratio (CFDS / DS) >= 1.15x c. Debt Service Coverage Ratio (EBITDA / DS) >= 1.50x These financial safeguards are calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS. As of December 31, 2025 and 2024, the Company complies with the ratios contained in the conditions of the Club Deal and corporate bonds and have certain do’s and don’ts obligations that have been complying with to date.